Property and Equipment, Net - Schedule of Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Total property and equipment	$ 316,696	$ 45,139
Less: accumulated depreciation	(94,553)	(16,362)
Property and equipment, net	222,142	28,777
Furniture [Member]
Total property and equipment	76,520	24,338
Electronic Equipment [Member]
Total property and equipment	190,346	20,801
Leasehold Improvement [Member]
Total property and equipment	$ 49,830